SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2016
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31, 2015	At December 31, 2016
	$	$
Solar power systems in operation	508,584	120,935
Solar power systems under construction	706,118	4,782
Accumulated depreciation	(14,261)	(13,655)

Solar power systems, net	1,200,441	112,062